Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of components of tax expense (income)
i)	Amounts recognized in profit or loss

	2021	2020	2019
(in $ millions)	$	$	$
Current tax expense
Current year	6	7	6
Changes in estimates related to prior years	*	*	2

	6	7	8

Deferred tax (credit)/expense
Origination and reversal of temporary difference	(3)	(5)	(1)

Income tax expense	3	2	7

*	Amount less than $1 million

Summary of reconciliation of effective tax rate
ii)	Reconciliation of effective tax rate

	2021	2020	2019
(in $ millions)	$	$	$
Loss before tax	(3,552)	(2,743)	(3,981)
Tax at the domestic rates applicable to profits in the countries where the Group operates	(238)	(241)	(606)
Non-deductible expenses	46	66	108
Current year losses for which no deferred tax asset is recognized	211	196	513
Benefits from previously unrecognized tax losses	(16)	(19)	(10)
Changes in estimates related to prior years	*	*	2

Income tax expense	3	2	7

*	Amount less than $1 million

Summary of movement in deferred tax balances
iii)	Movement in deferred tax balances

	2021	2020
(in $ millions)	$	$
Deferred tax assets
Deferred revenue and others	5	–
Deferred tax liabilities
Property, plant and equipment and others	3	1

	Deferred tax liability arising from Property, plant and equipment and others	Deferred tax asset arising from Deferred revenue and others
(in $ millions)	$	$
Balance at January 1, 2020	6	–
Recognized in profit or loss	(5)	–
Balance at December 31, 2020	1	–
Balance at January 1, 2021	1	–
Recognized in profit or loss	2	5
Balance at December 31, 2021	3	5

iv)	Unrecognized deferred tax assets
Deferred tax assets have not been recognized in respect of the following items:

	2021	2020
(in $ millions)	$	$
Unutilized tax losses	6,324	4,933

Summary tax losses carried forward
v)	Tax losses carried forward
Out of the $6,324 million tax losses, $4,145 million expire as below. The remaining tax losses do not expire under the current tax legislation.

Expire by	$
(in $ millions)

2022	407
2023	922
2024	1,614
2025	600
2026	496
2027	–
2028	72
2029	27
2030	7